Leases - Summary of Future Minimum Lease Payments Under Operating Sublease (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 329
2024	341
Total minimum lease payments	670
Less: amount representing interest	26
Present value of lease liabilities	644
Less: current portion of lease liabilities	323
Lease liabilities, noncurrent	$ 321